Income Tax (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Assets [Abstract]
Allowance for doubtful accounts	$ 6,867,322
Net operating loss carry-forwards	305,492	129,034
Total of deferred tax assets	7,172,814	129,034
Less: valuation allowance
Net deferred tax assets	$ 7,172,814	$ 129,034